Operating Segment and Geographical Information (Details 1) - HKD HKD in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total assets	HKD 1,302,872	HKD 1,271,156	HKD 1,154,383
Total liabilities	362,186	338,166	351,207
PRC [Member]
Segment Reporting Information [Line Items]
Total assets	614,572	514,260	598,889
Total liabilities	118,875	98,567	103,272
Hong Kong [Member]
Segment Reporting Information [Line Items]
Total assets	493,791	633,218	478,258
Total liabilities	188,209	193,209	221,566
Macau [Member]
Segment Reporting Information [Line Items]
Total assets	23,148	22,560	10,243
Total liabilities	24,795	21,892	17,764
Thailand [Member]
Segment Reporting Information [Line Items]
Total assets	116,723	97,034	62,899
Total liabilities	30,307	24,498	8,605
The United States [Member]
Segment Reporting Information [Line Items]
Total assets	HKD 54,200	HKD 3,646	HKD 4,094